Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

October 31, 2013

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Voyageur Insured Funds (the “Registrant”)
File Nos. 811-04973; 033-11235

Dear Sir or Madam:

     On behalf of the Registrant, and pursuant to Rule 485(a) (1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 52 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new institutional class of shares to the Registrant’s Delaware Tax-Free Arizona Fund (the “Fund”).

     Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating financial and certain other information.

     The prospectus and statement of additional information contained in this Amendment relate to six registrants: the Registrant, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Tax Free Funds and Delaware Group State Tax-Free Income Trust. Separate post-effective amendments, each of which includes this common prospectus and statement of additional information (and each of which includes its own Part C) are being filed today by Voyageur Intermediate Tax Free Funds (811-04364/002-99266), Voyageur Mutual Funds (File Nos. 811-07742/033-63238), Voyageur Mutual Funds II (811-04989/033-11495), Voyageur Tax Free Funds (File Nos. 811-03910/002-87910) and Delaware Group State Tax-Free Income Trust (File Nos. 811-02715/002-57791.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8071.

Sincerely,

/s/ E. Taylor Brody
E. Taylor Brody

cc:	Emilia P. Wang
Bruce G. Leto